DECEMBER TRANSITION PERIOD COMPARATIVE FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
DECEMBER TRANSITION PERIOD COMPARATIVE FINANCIAL INFORMATION
NOTE 14 – DECEMBER TRANSITION PERIOD COMPARATIVE FINANCIAL INFORMATION

	One Month Ended
	December 31, 2009	December 31, 2008
Income Statement Data:
Revenues	$-	$-
Total expense	(3,160)	(10,744)
Total other income (expense)	-	-
Net loss	$(3,160)	$(10,744)

Basic and diluted loss per share	$(0.00)	$(0.00)

Weighted average number of common shares outstanding – basic and diluted	200,200,000	200,200,000